Document and Entity Information	Jan. 04, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 04, 2026
Entity Registrant Name	AMERICAN ELECTRIC POWER COMPANY, INC.
Entity File Number	1-3525
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	13-4922640
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000004904
Amendment Flag	false
The NASDAQ Stock Market LLC | Common Stock [Member]
Entity Information [Line Items]
Trading Symbol	AEP
Security Exchange Name	NASDAQ
Title of 12(b) Security	Common Stock, $6.50 par value